Cash cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Cash And Cash Equivalent
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Cash on hand	40	41
Cash at bank	310	87
Restricted cash at bank(1)	46	167
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	396	295